Health Care Costs Payable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 07, 2013
Health Care Costs Payable [Abstract]
Health care costs payable, beginning of the period	$ 5,621.1	$ 4,547.4	$ 2,992.5
Less: Reinsurance recoverables	5.8	8.5	3.8
Health care costs payable, beginning of the period, net	5,615.3	4,538.9	2,988.7
Acquisition of businesses	0.0	29.2	1,417.2
Add: Components of incurred health care costs [Abstract]
Current year	42,552.6	41,327.5	33,344.8
Prior years	(840.6)	(580.8)	(448.8)
Total incurred health care costs	41,712.0	40,746.7	32,896.0
Less: Claims paid [Abstract]
Current year	36,389.5	35,850.7	30,112.7
Prior years	4,636.2	3,848.8	2,608.0
Total claims paid	41,025.7	39,699.5	32,720.7
Health care costs payable, disposed	0.0	0.0	(42.3)
Health care costs payable, end of period - net	6,301.6	5,615.3	4,538.9
Add: Reinsurance recoverables	4.1	5.8	8.5
Health care costs payable, end of period	$ 6,305.7	$ 5,621.1	$ 4,547.4
Business combination, health care costs payable				$ 1,400.0